Revenues	12 Months Ended
Dec. 31, 2017
Revenues [Abstract]
Revenues
(13) Revenues

The Company’s revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2017, net revenues were RMB290,706 (US$44,681), compared to RMB253,926 during the same period in 2016, representing an increase of RMB36,780 or 12.7%, mainly due to the increase of average sales price by 12.3% caused by the increase in the price of main raw materials. For further analysis of the factors causing revenue increase, the increase of average sales price caused an increase of RMB31,953 and sales volume factor made an increase of RMB4,827.

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2017		December 31, 2016	December 31, 2015
	RMB	US$	RMB	RMB
Sales in China	235,143	36,141	212,129	194,226
Sales in other countries (principally Europe, Asia and North America)	55,563	8,540	41,797	54,636
	290,706	44,681	253,926	248,862

Overseas sales were RMB55,563 (US$8,540,) or 19.1% of total revenues, compared with RMB41,797 or 16.5% of total revenues in 2016. For further analysis of the factors causing revenue increase, the increase of average sales price caused an increase of RMB5,502 and sales volume factor made an increase of RMB8,264.

The Company’s revenue by significant types of films for 2017, 2016 and 2015 was as follows:

	December 31, 2017			December 31, 2016		December 31, 2015
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	116,396	17,891	40.0%	95,705	37.8%	103,520	41.6%
Printing film	24,779	3,808	8.5%	20,366	8.0%	29,605	11.9%
Metallized film	8,431	1,296	2.9%	7,391	2.9%	9,010	3.6%
Specialty film	108,089	16,612	37.2%	96,091	37.8%	73,851	29.7%
Base film for other applications	33,011	5,074	11.4%	34,373	13.5%	32,876	13.2%
	290,706	44,681	100.0%	253,926	100.0%	248,862	100.0%

In 2017, sales of specialty films were RMB108,089 (US$16,612) and 37.2% of our total revenues as compared to RMB96,091 and 37.8% in 2016, which was an increase of RMB11,998, or 12.5%, as compared to the same period in 2016. The increase was largely attributable to the increase in sales volumes for dry films and coated films.